Credit Facilities, Long-Term Debt and Lease Liabilities - Debentures (Details) - CAD ($) $ in Millions	Nov. 25, 2020	Aug. 02, 2018	Dec. 31, 2020	Oct. 22, 2020	Dec. 31, 2019	Jul. 20, 2018
Disclosure of detailed information about borrowings [line items]
Interest rate				4.07%		4.509%
Borrowings			$ 3,361		$ 3,212
Debentures
Disclosure of detailed information about borrowings [line items]
Interest rate		6.40%				6.40%
Borrowings		$ 400	$ 249		$ 647
Redemption of noncurrent borrowings		425
Redemption of prepayment premium recognized in net interest expense		19
Accrued and unpaid interest		$ 6
Debentures | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate			6.90%
Debentures | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate			7.30%
Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Interest rate	5.00%
Borrowings, Redemption	$ 400